Leases - Summary of Development In Lease Liabilities(Parenthetical) (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [abstract]
Total Cash outflow for Leases	[1]	€ 5,990	€ 3,870

[1]	Total cash outflow, including prepaid leases was €6.0 million and €4.5 million for the years ended December 31, 2020 and 2019, respectively.